Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 08, 2013 New Lease Agreement [Member] sqft
Loss Contingencies [Line Items]
Lease start date					Jan. 16, 2014
Lease expiration date	Apr. 30, 2014		Apr. 30, 2014		Dec. 31, 2018
Area of office space					8,894
Rent expenses	$ 0.2	$ 0.1	$ 0.5	$ 0.5
Operating leases term	4 years		4 years
Accrued in the balance sheets related to indemnification obligations	0
Indemnification liabilities	$ 0		$ 0	$ 0